Unaudited Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 14	$ 48
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	29,811,101	28,326,566
Common stock shares outstanding	29,811,101	28,326,566
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	1,444,720	1,444,720
Series A Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series B Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	0	4,000,000
Preferred stock shares outstanding	0	4,000,000
Series C Convertible Preferred Stock
Preferred stock shares authorized	10,000	0
Preferred stock shares issued	4,300	0
Preferred stock shares outstanding	4,300	0